Schedule of deferred tax assets and liabilities (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Valuation allowance for credit losses		$ 411	$ 426
Net operating loss carry forwards		675,460	544,385
Lease liabilities		32,849	20,574
Less: valuation allowance	[1]	(676,318)	(545,099)
Total deferred tax assets, net		32,402	20,286
Right of use assets		(32,402)	(20,286)
Amortization of intangible assets		(76,700)
Total deferred tax liabilities		(109,102)	(20,286)
Deferred tax assets/(liabilities), net		$ (76,700)

[1]	The valuation allowance on all deferred tax assets increased by $131,219 from December 31, 2023 to December 31, 2024.